UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2009
                                                 ------------------

Check here if Amendment [ ]; Amendment Number:  --------------------
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:   Andreeff Equity Advisors, L.L.C.
        ------------------------------------------------------
        140 East St. Lucia Lane
        ------------------------------------------------------
        Santa Rosa Beach, FL 32459
        ------------------------------------------------------
        ------------------------------------------------------

Form 13F File Number:  28-11306
                          ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Dane Andreeff
         -------------------------------------------------
Title:   Managing Member
         -------------------------------------------------
Phone:   (850) 622-3353
         -------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Dane Andreeff          Santa Rosa Beach, FL      August 14, 2009
----------------------------  ----------------------  ----------------------
      [Signature]                [City, State]                [Date]


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None


                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0
                                             --------------------------------

Form 13F Information Table Entry Total:                      71
                                             --------------------------------

Form 13F Information Table Value Total:                   677,598
                                             --------------------------------
                                                        (x thousand)



List of Other Included Managers:  NONE


------------------------------------------------------------------------------------------------------------------------------------
          COLUMN 1               COLUMN 2     COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                  TITLE                    VALUE     SHRS OR         PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER            OF CLASS      CUSIP     (x $1000)   PRN AMT  SH/PRN CALL DISCRETION  MANAGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP              COM          032511107    17,801      392,176   SH        Sole                  392,176
ANNALY CAP MGMT INC             COM          035710409     1,188       78,454   SH        Sole                   78,454
ARCHER DANIELS MIDLAND CO       COM          039483102    16,319      609,604   SH        Sole                  609,604
ARDEA BIOSCIENCES INC           COM          03969P107    19,282    1,225,019   SH        Sole                1,225,019
ASTEC INDS INC                  COM          046224101       693       23,329   SH        Sole                   23,329
AURIZON MINES LTD               COM          05155P106     2,428      673,885   SH        Sole                  673,885
BARRETT BILL CORP               COM          06846N104     6,013      218,991   SH        Sole                  218,991
BARRICK GOLD CORP               COM          067901108    29,990      893,883   SH        Sole                  893,883
BENIHANA INC                    CL A         082047200     4,402      696,483   SH        Sole                  696,483
BENIHANA INC                    COM          082047101     4,110      582,997   SH        Sole                  582,997
BIOGEN IDEC INC                 COM          09062X103    17,615      390,141   SH        Sole                  390,141
BROWN & BROWN INC               COM          115236101     1,137       57,041   SH        Sole                   57,041
CALGON CARBON CORP              COM          129603106       723       52,061   SH        Sole                   52,061
CAMECO CORP                     COM          13321L108    18,619      727,288   SH        Sole                  727,288
CISCO SYS INC                   COM          17275R102    12,150      651,490   SH        Sole                  651,490
CIT GROUP INC                   COM          125581108     7,516    3,495,639   SH        Sole                3,495,639
CONOCOPHILLIPS                  COM          20825C104     6,258      148,791   SH        Sole                  148,791
CROSS A T CO                    CL A         227478104     1,050      262,602   SH        Sole                  262,602
DEPOMED INC                     COM          249908104       621      191,227   SH        Sole                  191,227
DEUTSCHE BK AG LDN BRH          PS GOLD
                                DL ETN       25154H749    23,032    1,168,534   SH        Sole                1,168,534
DEVON ENERGY CORP NEW           COM          25179m103     9,525      174,776   SH        Sole                  174,776
EBAY INC                        COM          278642103     7,485      436,934   SH        Sole                  436,934
ELDORADO GOLD CORP NEW          COM          284902103     8,960    1,001,152   SH        Sole                1,001,152
EVEREST RE GROUP LTD            COM          G3223R108    24,441      341,492   SH        Sole                  341,492
FAMOUS DAVES AMER INC           COM          307068106     2,388      389,005   SH        Sole                  389,005
FIVE STAR QUALITY CARE INC      COM          33832D106       737      385,673   SH        Sole                  385,673
FOSTER L B CO                   COM          350060109       440       14,636   SH        Sole                   14,636
FRANKLIN COVEY CO               COM          353469109       822      131,966   SH        Sole                  131,966
FREEPORT-MCMORAN COPPER & GO    COM          35671D857    13,778      274,948   SH        Sole                  274,948
GENWORTH FINL INC               COM CL A     37247D106    16,699    2,389,001   SH        Sole                2,389,001
GEOKINETICS INC                 COM PAR
                                $0.01        372910307     19,105    1,399,660   SH        Sole                1,399,660
GOLDCORP INC NEW                COM          380956409    17,838      513,318   SH        Sole                  513,318
GOODRICH PETE CORP              COM NEW      382410405    12,246      498,027   SH        Sole                  498,027
HALLMARK FINL SVCS INC EC       COM NEW      40624Q203     4,746      663,707   SH        Sole                  663,707
HEALTHCARE SVCS GRP INC         COM          421906108     1,376       76,971   SH        Sole                   76,971
HILLTOP HOLDINGS INC            COM          432748101     1,247      105,024   SH        Sole                  105,024
HMS HLDGS CORP                  COM          40425J101     1,733       42,551   SH        Sole                   42,551
HOLLY CORP                      COM PAR
                                $0.01        435758305       800       44,517   SH        Sole                   44,517
HUNTSMAN CORP                   COM          447011107    11,773    2,340,636   SH        Sole                2,340,636
INTERNATIONAL COAL GRP INC N    COM          45928H106    19,948    6,974,861   SH        Sole                6,974,861
IPC HLDGS LTD                   ORD          G4933P101     3,353      122,634   SH        Sole                  122,634
J ALEXANDERS CORP               COM          466096104     2,381      564,198   SH        Sole                  564,198
JOS A BANK CLOTHIERS INC        PUT          480838951    19,901      577,500   SH        Sole                  577,500
KINROSS GOLD CORP               COM NO PAR   496902404    13,354      735,766   SH        Sole                  735,766
MADDEN STEVEN LTD               COM          556269108     1,243       49,114   SH        Sole                   49,114
MAG SILVER CORP                 COM          55903Q104       174       38,012   SH        Sole                   38,012
MCCORMICK & SCHMICKS SEAFD R    COM          579793100       374       49,114   SH        Sole                   49,114
NOBLE ENERGY INC                COM          655044105    16,913      286,813   SH        Sole                  286,813
NOVAGOLD RES INC                COM NEW      66987E206     8,575    2,003,593   SH        Sole                2,003,593
NUSTAR GP HOLDINGS LLC          UNIT RESTG
                                LLC          67059L102       874       37,818   SH        Sole                   37,818
NVIDIA CORP                     COM          67066G104     9,341      827,374   SH        Sole                  827,374
OCCIDENTAL PETE CORP DEL        COM          674599105    29,554      449,087   SH        Sole                  449,087
OMEGA HEALTHCARE INVS INC       COM          681936100     5,387      347,104   SH        Sole                  347,104
OMEGA PROTEIN CORP              COM          68210P107       533      131,334   SH        Sole                  131,334
PAN AMERICAN SILVER CORP        COM          697900108    17,237      940,379   SH        Sole                  940,379
PEABODY ENERGY CORP             COM          704549104     8,777      291,005   SH        Sole                  291,005
PETROBRAS BRASILEIRO SA PETRO   SPONSORED
                                ADR          71654V408    14,292      348,748   SH        Sole                  348,748
PETROQUEST ENERGY INC           COM          716748108     3,225      873,873   SH        Sole                  873,873
PLAINS EXPL& PRODTN CO          COM          726505100     4,806      175,666   SH        Sole                  175,666
PORTFOLIO RECOVERY ASSOCS IN    COM          73640Q105       690       17,815   SH        Sole                  17,815
SEACOR HOLDINGS INC             COM          811904101    11,619      154,425   SH        Sole                  154,425
SILVERLEAF RESORTS INC          COM          828395103     3,421    2,651,791   SH        Sole                2,651,791
STONE ENERGY CORP               COM          861642106     6,484      873,873   SH        Sole                  873,873
TEVA PHARMACEUTICAL INDS LTD    ADR          881624209       987       20,000   SH        Sole                   20,000
TRANSOCEAN LTD                  REG SHS      H8817H100    12,865      173,179   SH        Sole                  173,179
ULTRA PETROLEUM CORP            COM          903914109     1,687       43,261   SH        Sole                   43,261
UNITED STATES NATL GAS FUND     UNIT         912318102    30,304    2,184,871   SH        Sole                2,184,871
UNITED STATES STL CORP NEW      COM          912909108    31,114      870,575   SH        Sole                  870,575
VALERO ENERGY CORP NEW          COM          91913Y100    16,537      979,129   SH        Sole                  979,129
WALTER ENERGY INC               COM          93317Q105       961       26,521   SH        Sole                   26,521
YAMANA GOLD INC                 COM          98462Y100    33,601    3,801,015   SH        Sole                3,801,015